RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the USD DKK and USD EUR exchange rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effect of a 10% increase of DKK and EUR:
Changes in profit/loss before tax for the following year		$ (2.2)	$ (2.0)
Changes in equity for the following year		$ (2.2)	$ (2.0)
SENSITIVITY TO CHANGES
Effect of a 10% increase of DKK and EUR:
Changes in profit/loss before tax for the following year	$ (1.8)
Changes in equity for the following year	$ (1.8)